NOTES AND CONVERTIBLE NOTES PAYABLE - Summary of Convertible Notes and Senior Note Warrants Sold to Related Parties (Parenthetical) (Details) - David Seldin [Member] - Legacy Nuburu				11 Months Ended
	Nov. 13, 2023	Jun. 16, 2023	Jun. 12, 2023	Jan. 31, 2023
Debt Conversion [Line Items]
Percentage of capital stock owned	5.00%	5.00%	5.00%
Percentage of capital stock	5.00%	5.00%	5.00%	5.00%